Pledged Assets (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Pledged Assets [Abstract]
Deposits	¥ 226,226
Call money and funds purchased	535,145
Payables under repurchase agreements and securities lending transactions	14,631,886
Other short-term borrowings and long-term debt	10,500,933
Other	43,667
Total	¥ 25,937,857